Stockholders' Equity - Stock Repurchase Program (Details) - USD ($) $ / shares in Units, $ in Thousands	12 Months Ended
	Dec. 31, 2020	Mar. 12, 2020
Equity [Abstract]
Stock Repurchase Program, authorized amount		$ 50,000
Shares acquired	211,700
Average cost per share	$ 9.73
Repurchases of common shares value	$ 2,059
Remaining authorized repurchase amount	$ 47,941